EXHIBIT 99.1
Hyundai Auto Receivables Trust 2006-A

Collection Period	Feb/Mar 2006
Distribution Date	04/17/06
Transaction Month	1
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006
	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94
	Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%		March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%		February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%		June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%		November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%		November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%		November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%		November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$200,000,000.00	1.0000000	$98,816,160.44	0.4940808	$101,183,839.56
Class A-2 Notes	$258,000,000.00	1.0000000	$258,000,000.00	1.0000000	$—
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$921,400,000.00	1.0000000	$820,216,160.44	0.8901847	$101,183,839.56
Weighted Avg. Coupon (WAC)	7.73%		7.71%
Weighted Avg. Remaining Maturity (WARM)	59.94		58.17
Pool Receivables Balance	$1,000,893,219.27		$905,287,664.66
Remaining Number of Receivables	61,913		57,661

Adjusted Pool Balance	$940,293,614.04		$848,372,922.73

III. COLLECTIONS

Principal:
Principal Collections	$95,514,782.37
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$226.61

Total Principal Collections	$95,515,008.98

Interest:
Interest Collections	$11,336,013.49
Late Fees & Other Charges	$84,516.01
Interest on Repurchase Principal	$—

Total Interest Collections	$11,420,529.50

Collection Account Interest	$190,813.03
Reserve Account Interest	$9,932.45
Servicer Advances	$—

Total Collections	$107,136,283.96
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Hyundai Auto Receivables Trust 2006-A

Collection Period	Feb/Mar 2006
Distribution Date	04/17/06
Transaction Month	1
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$107,136,283.96
Reserve Account Release	$—
Reserve Account Draw	$—

Total Available for Distribution	$107,136,283.96

	Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	$1,668,155.36	$1,668,155.36	$1,668,155.36

Collection Account Interest			$190,813.03
Late Fees & Other Charges			$84,516.01

Total due to Servicer			$1,943,484.40

2. Class A Noteholders Interest:
Class A-1 Notes	$886,966.67	$886,966.67
Class A-2 Notes	$1,102,950.00	$1,102,950.00
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$3,565,985.00	$3,565,985.00	$3,565,985.00

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$2,527,077.27	$2,527,077.27	$2,527,077.27

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$37,600,000.00	$37,600,000.00	$37,600,000.00

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$61,056,762.29

9. Regular Principal Distribution Amount:			$61,056,762.29

	Distributable Amount	Paid Amount
Class A-1 Notes		$101,183,839.56
Class A-2 Notes		$—
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$212,472,358.33	$101,183,839.56
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$37,600,000.00	$—
Class D Notes Total:	$30,769,738.84	$—

Total Noteholders Principal		$101,183,839.56

10. Available Amounts Remaining to reserve account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Cetificateholder	0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$60,599,605.23
Beginning Period Amount	$60,599,605.23
Current Period Amortization	$3,684,863.30
Ending Period Required Amount	$56,914,741.93
Ending Period Amount	$56,914,741.93
Next Distribution Date Required Amount	$55,106,830.03
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Hyundai Auto Receivables Trust 2006-A

Collection Period	Feb/Mar 2006
Distribution Date	04/17/06
Transaction Month	1
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$—
Current Period Release to Depositor	$—
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07

VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$18,893,614.04	$28,156,762.29	$58,926,501.13
Overcollateralization as a % of Original Pool (unadjusted)	1.89%	2.81%	5.89%
Overcollateralization as a % of Current Pool (unadjusted)	1.89%	3.11%	6.51%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.22%	57,210	99.23%	$898,312,415.04
30 - 59 Days	0.70%	405	0.69%	$6,289,966.23
60 - 89 Days	0.08%	46	0.08%	$685,283.39
90 + Days	0.00%	0	0.00%	$—

Total		57,661		$905,287,664.66
Delinquent Receivables 60 + days past due	0.08%	46	0.08%	$685,283.39
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.00%	0	0.00%	$—
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$—

Three-Month Average Delinquency Ratio	0.03%		0.03%

Repossession in Current Period				24
Repossession Inventory				22

Charge-Offs
Gross Principal of Charge-Off for Current Period				$90,772.24
Recoveries				$(226.61)

Net Charge-offs for Current Period				$90,545.63

Beginning Pool Balance for Current Period				$1,000,893,219.27

Net Loss Ratio				0.11%
Net Loss Ratio for 1st Preceding Collection Period				N/A
Net Loss Ratio for 2nd Preceding Collection Period				N/A

Three-Month Average Net Loss Ratio for Current Period				N/A

Cumulative Net Losses for All Periods				$90,545.63
Cumulative Net Losses as a % of Initial Pool Balance				0.01%